Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
REVENUES

17. REVENUES

The following table presents the Company’s revenues disaggregated by service lines for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Subscription revenue from users	113,669	70,439	55,872	7,990
Licensing revenues from content aggregators and distributors	188,853	221,415	257,760	36,859
Revenue from content sold to hardware manufacturers	36,385	52,258	39,520	5,651
Revenue from sales of digital educational hardware devices	40,914	46,033	45,542	6,512
Other revenue*	—	16,254	14,330	2,050
	379,821	406,399	413,024	59,062

*	Other revenue primarily represents provision of online public sentiment monitoring service and public relation service to the main broadcast operators which commenced in 2024 and the revenue is recognized at the point in time when the quarterly statement is mutually agreed upon between the Company and the customers.

The following table presents the Company’s revenues by timing of transfer of goods or services for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenue recognized over time	113,669	70,439	82,319	11,772
Revenue recognized at a point of time	266,152	335,960	330,705	47,290
	379,821	406,399	413,024	59,062

The amount of revenues recognized that was included in the contract liabilities at the beginning of the year were RMB55,474, RMB24,524 and RMB22,584 (US$3,229) for the years ended December 31, 2023, 2024 and 2025, respectively.